                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment  [  ];  Amendment Number: __________

This Amendment (Check only one.):  [  ]  is a restatement.
                                   [  ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     VHCP  Management, LLC
Address:  3340  Hillview Avenue
          Palo  Alto, California 94304

Form 13F File Number: 28- __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Stepp
Title:    General Counsel, VR Management, LLC
Phone:    (650) 561-9580

Signature, Place, and Date of Signing:

/s/ David L. Stepp    Palo Alto, California May 11, 2012
--------------------
   [Signature]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

          -
          Number of Other Included Managers:       0
          Form 13F Information Table Entry Total:  Fourteen (14)
          Form 13F Information Table Value Total:  $156,352,000
          List of Other Included Managers:         None

                          FORM 13F INFORMATION TABLE

                                                                                                              Voting Authority
                                     TITLE OF              VALUE   SHARES /  SH / PUT / INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                        CLASS      CUSIP    (X$1000) PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE    SHARED NONE
--------------                       -------- ----------- -------- --------- ---- ----- ---------- -------- --------- ------ ----
ACADIA Pharmaceuticals, Inc.           COM    004225 10 8   7,204  3,350,785  SH   N/A     Sole      N/A    3,350,785  N/A   N/A
Alexza Pharmaceuticals, Inc.           COM    015384 10 0   3,097  5,000,000  SH   N/A     Sole      N/A    5,000,000  N/A   N/A
Anacor Pharmaceuticals, Inc.           COM    032420 10 1  11,780  2,000,000  SH   N/A     Sole      N/A    2,000,000  N/A   N/A
Anthera Pharmaceuticals, Inc.          COM    03674U 10 2   1,300    588,023  SH   N/A     Sole      N/A      588,023  N/A   N/A
Ardea Biosciences, Inc.                COM    03969P 10 7  13,391    615,405  SH   N/A     Sole      N/A      615,405  N/A   N/A
Array BioPharma Inc.                   COM    04269X 10 5   1,206    354,100  SH   N/A     Sole      N/A      354,100  N/A   N/A
Chelsea Therapeutics International,
  Inc.                                 COM    163428 10 5   8,822  3,446,170  SH   N/A     Sole      N/A    3,446,170  N/A   N/A
GTx, Inc.                              COM    40052B 10 8   8,189  2,126,899  SH   N/A     Sole      N/A    2,126,899  N/A   N/A
Ironwood Pharmaceuticals, Inc.         COM    46333X 10 8  31,944  2,400,000  SH   N/A     Sole      N/A    2,400,000  N/A   N/A
Medivation, Inc.                       COM    58501N 10 1  23,479    314,223  SH   N/A     Sole      N/A      314,223  N/A   N/A
Neurocrine Biosciences, Inc.           COM    64125C 10 9  21,390  2,683,871  SH   N/A     Sole      N/A    2,683,871  N/A   N/A
NPS Pharmaceuticals, Inc.              COM    62936P 10 3  12,486  1,825,400  SH   N/A     Sole      N/A    1,825,400  N/A   N/A
Threshold Pharmaceuticals, Inc.        COM    885807 20 6   1,980    225,000  SH   N/A     Sole      N/A      225,000  N/A   N/A
YM BioSciences, Inc.                   COM    984238 10 5  10,084  5,421,600  SH   N/A     Sole      N/A    5,421,600  N/A   N/A